Net commission and fee income (Tables)	6 Months Ended
Jun. 30, 2026
Commissions and Fee Income [Abstract]
Disaggregation of revenues by product type and business segment based on IFRS 15	Disaggregation of revenues by product type and business segment

	Three months ended Jun 30, 2026
in € m. (unless stated otherwise)	Private Bank	Asset Management	Corporate Bank	Investment Bank	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	74	5	61	27	6	173
Commissions for assets under management	142	1,086	7	—	—	1,235
Commissions for other securities	8	—	157	—	—	165
Underwriting and advisory fees	1	—	12	551	2	567
Brokerage fees	283	6	6	83	(1)	377
Commissions for local payments	210	—	191	—	—	401
Commissions for foreign commercial business	5	—	138	7	(17)	133
Commissions for foreign currency/exchange business	1	—	—	—	—	1
Commissions for loan processing and guarantees	32	—	138	119	—	289
Intermediary fees	109	—	12	1	2	124
Fees for sundry other customer services	16	26	177	108	—	327
Total commission and fee income	880	1,123	900	896	(6)	3,793
Commission and fee expense						(932)
Net commission and fee income						2,861

	Three months ended Jun 30, 2025
in € m. (unless stated otherwise)	Private Bank	Asset Management	Corporate Bank	Investment Bank	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	69	4	60	13	—	145
Commissions for assets under management	110	986	6	—	—	1,102
Commissions for other securities	10	—	143	8	—	162
Underwriting and advisory fees	1	—	9	433	6	449
Brokerage fees	266	13	6	84	—	369
Commissions for local payments	216	—	146	—	1	362
Commissions for foreign commercial business	5	—	129	3	(10)	127
Commissions for foreign currency/exchange business	1	—	—	—	—	1
Commissions for loan processing and guarantees	69	—	178	94	2	342
Intermediary fees	102	—	7	1	2	111
Fees for sundry other customer services	19	23	243	37	—	322
Total commission and fee income	869	1,026	925	672	1	3,492
Commission and fee expense						(818)
Net commission and fee income						2,674
Prior year’s comparatives aligned to presentation in the current year

	Six months ended Jun 30, 2026
in € m. (unless stated otherwise)	Private Bank	Asset Management	Corporate Bank	Investment Bank	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	148	9	123	50	10	340
Commissions for assets under management	269	2,215	14	—	—	2,497
Commissions for other securities	16	—	268	—	—	284
Underwriting and advisory fees	4	—	24	981	19	1,028
Brokerage fees	639	11	13	181	—	843
Commissions for local payments	417	—	359	3	(1)	778
Commissions for foreign commercial business	10	—	261	15	(28)	258
Commissions for foreign currency/exchange business	3	—	—	—	—	3
Commissions for loan processing and guarantees	67	—	326	212	1	605
Intermediary fees	212	—	25	1	8	245
Fees for sundry other customer services	31	52	378	170	—	631
Total commission and fee income	1,815	2,287	1,790	1,612	8	7,513
Commission and fee expense						(1,848)
Net commission and fee income						5,665

	Six months ended Jun 30, 2025
in € m. (unless stated otherwise)	Private Bank	Asset Management	Corporate Bank	Investment Bank	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	138	8	116	33	(1)	294
Commissions for assets under management	224	1,975	12	—	—	2,211
Commissions for other securities	21	—	250	14	—	286
Underwriting and advisory fees	3	—	22	879	11	915
Brokerage fees	621	19	12	160	1	813
Commissions for local payments	428	—	292	—	1	720
Commissions for foreign commercial business	10	—	256	13	(21)	259
Commissions for foreign currency/exchange business	2	—	1	—	—	3
Commissions for loan processing and guarantees	137	—	351	200	2	690
Intermediary fees	196	—	15	1	7	219
Fees for sundry other customer services	41	50	493	82	2	668
Total commission and fee income	1,821	2,052	1,820	1,382	2	7,077
Commission and fee expense						(1,651)
Net commission and fee income						5,426
Prior year’s comparatives aligned to presentation in the current year